Income tax	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Income tax
6. Income tax

The Group’s expected tax charge/(credit) of $nil for each year is based on the applicable tax rate in Ireland and reconciles to the actual tax charge/(credit) as follows:

	Year ended December 31,
	2025	2024	2023
	$’000	$’000	$’000
Loss before tax	48,258	38,961	35,587
Tax credit calculated at the domestic tax rate 12.5%	(6,032)	(4,870)	(4,448)
Tax effects of:
Losses for which no deferred tax asset was recognized	6,029	4,027	4,200
Income taxable at a higher rate of tax	583	1,594	118
Other permanent differences	(580)	(751)	130
Tax charge/(credit)	—	—	—